BALANCE SHEETS COMPONENTS - Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred rent	$ 28,881	$ 26,175
Customer deposits	8,028	1,374
Capital leases	1,996	244
Total other long-term liabilities	$ 38,905	$ 27,793